UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6076

Registrant's telephone number, including area code

Date of fiscal year end: May 31

Date of reporting period: November 30, 2020

Item 1. Reports to Stockholders.

Semi-Annual Report

November 30, 2020

ClearShares OCIO ETF

Ticker: OCIO

ClearShares Ultra-Short Maturity ETF

Ticker: OPER

ClearShares Piton Intermediate Fixed Income ETF

Ticker: PIFI

ClearShares ETFs

ClearShares ETFs

November 30, 2020

Dear Shareholder,

The ClearShares team is pleased to provide you with the semi-annual report for the ClearShares OCIO ETF (“OCIO”), the ClearShares Ultra-Short Maturity ETF (“OPER”) and the ClearShares Piton Intermediate Fixed Income ETF (”PIFI”). The OCIO ETF launched on June 26, 2017, the OPER ETF launched on July 10, 2018 and the PIFI ETF launched on October 1, 2020. This report reflects Funds’ performance for the period of June 1, 2020 through November 30, 2020 (the “current fiscal period”) for OCIO and OPER and October 1, 2020 through November 30, 2020 (the “current fiscal period”) for PIFI.

OCIO’s performance for the current fiscal period was +12.79% measured in the market price of the Fund and +12.90% measured in the net asset value (“NAV”). By comparison, OCIO’s benchmark, the S&P Target Risk Growth Index, returned +13.60% for the current fiscal period.

OPER’s performance for the current fiscal period was +0.24% measured in the market price of the Fund and +0.24% measured in NAV. By comparison, OPER’s benchmark, ICE BofA Merrill Lynch 3-Month Treasury Bill, returned +0.07% for the current fiscal period.

PIFI’s performance for the current fiscal period was +0.05% measured in the market price of the Fund and 0.00% measured in NAV. By comparison, PIFI’s benchmark, Bloomberg Barclays Intermediate US Government/Credit Bond Index, returned +0.26% for the current fiscal period.

Performance for the current fiscal period was driven by continued strength in risk assets led by global equity markets. The S&P 500® Index, for example, rallied over 19.5% for the period. Clearly technology companies and growth led, as the Nasdaq increased over 28%. Strong performance was a function of the response to the global economic shutdown of economic activity due to the Covid-19 virus. Global central banks injected over 14 trillion USD of liquidity into the system and governments focused on stimulus plans to keep businesses solvent. Asset allocators also moved into riskier asset classes as interest rates reached historic lows. The bond market also had positive performance led by corporate bonds and higher beta fixed income sectors. Another major catalyst during the period was the US Presidential election in early November. While markets were cautious leading up to the final polls, they moved higher with what seemed like a split congress, and a new President.

OCIO underperformed the benchmark for the period. Our conservative cash position in the portfolio detracted from the overall performance. While our overall asset allocation of overweight in equities, and underweight in fixed income was additive to the total return, our value equity allocation underperformed growth sectors. We may begin to see the reversal of growth versus value trade in 2021. Our fixed income sectors performed well, as we maintained a conservative duration in our holdings. We also held

ClearShares ETFs

an overweight to riskier bonds, including short-term high yield, corporate bond ETFs, and preferred debt. We continue to feel this allocation makes sense due to the absolute low level of interest rates.

During the current fiscal period, OPER’s performance diverged from its historical tracking of the Fed Funds Rate. The average monthly SEC 30-Day Yield of 0.44% exceeded the Fed Funds Rate target range of 0.00-0.25 basis points, which remained unchanged during the period. The Fund’s performance exceeded its benchmark during the period with a 6-month cumulative return of 0.24% vs. the benchmark return of 0.07%. At the November meeting of the Federal Open Market Committee (FOMC), accommodative monetary policy was continued by maintaining the Fed Funds Rate target at the current level, continuation of open market securities purchases of Treasury, agency MBS, and commercial mortgage-backed securities (CMBS) as needed to ensure functioning markets, and continued use of repurchase and reverse repurchase operations to proper functioning of short-term US Dollar funding markets.

PIFI’s performance during the current fiscal period reflected the initial portfolio construction and the supply and demand flows inherent in a new investment vehicle. PIFI underperformed the benchmark for the period. As the portfolio added its first holdings, it maintained a conservative duration stance. We maintained a significant cash position as interest rates began to rise, which augmented return versus the relative benchmark. During the period, interest rates rose slightly as US 10-year treasury notes moved from .70% yield to .841% yield. The Treasury curve continued to steepen and the government sector saw modestly negative total return. Credit markets, in contrast, saw significant positive returns as risk premium spreads fell. Lower quality bonds outperformed as risk assets were favored by investors. Strong corporate bond performance was a function of the response to the global economic shutdown of economic activity due to the Covid-19 virus. Global central banks have injected over 14 trillion USD of liquidity into the system and governments focused on stimulus plans to keep businesses solvent. Asset allocators also moved into riskier asset classes as interest rates reached historic lows.

The ClearShares team looks forward to serving your investment objectives and thanks you for your continued trust in ClearShares ETFs.

Sincerely,

Thomas Deegan
Chief Executive Officer

The opinions expressed are those of the Portfolio Manager and are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

Must be preceded or accompanied by a prospectus.

The market price is the Mid-Point between the Bid and Ask price as of the close of exchange. Since the Fund’s Shares typically do not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in Shares, the beginning NAV of the Fund is used to calculate market returns.

ClearShares ETFs

Past performance is not indicative of future results.

Investing involves risk, including the possible loss of principal. Shares of an ETF are bought and sold at market price (not NAV) and may trade at a discount or premium to NAV. Shares are not individually redeemable from the Funds and may be only be acquired or redeemed from the Funds in creation units. Brokerage commissions will reduce returns. Additional risks include, but are not limited to, investments in debt securities including high yield and mortgage and asset backed securities, foreign and emerging markets securities, REITs, MLPs, small- and mid-cap securities, and investment in other ETFs. The Funds invest in other investment companies and bear their proportionate share of fees and expenses of other investment companies. Please refer to the prospectus for additional risks of investing in the Funds. PIFI is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers that if it was a diversified fund.

OCIO’s benchmark of S&P Target Risk Growth Index is designed to measure the performance of equity allocations, while seeking to provide limited fixed income exposure to diversify risk. The benchmark is rebalanced monthly. S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance. It is not possible to invest directly in an index.

OPER’s benchmark of ICE BofA Merrill Lynch U.S. Treasury Bill 3-Month Index tracks the performance of the U.S. dollar denominated U.S. Treasury Bills publicly issued in the U.S. domestic market with a remaining term to final maturity of less than 3 months.

PIFI’s benchmark of Bloomberg Barclays Intermediate US Government/Credit Bond Index is a broad-based flagship benchmark that measures the non-securitized component of the US Aggregate Index with less than 10 years to maturity.

The definition of duration in reference to Fixed Income is the measure of the sensitivity of the price of a security to a change in interest rates. Duration is expressed as a number of years.

A basis point is one hundredth of a percent.

30-Day SEC Yield refers to a calculation that is based on the 30 days ending on the last day of the previous month. The yield figure reflects the dividends and interest earned during the period, after the deduction of the Fund’s expenses.

ClearShares LLC is the investment adviser to ClearShares OCIO ETF, ClearShares Ultra-Short Maturity ETF and ClearShares Piton Intermediate Fixed Income ETF.

The ClearShares OCIO ETF, ClearShares Ultra-Short Maturity ETF and ClearShares Piton Intermediate Fixed Income ETF are distributed by Quasar Distributors, LLC.

ClearShares ETFs

Portfolio Allocation
As of November 30, 2020 (Unaudited)

ClearShares OCIO ETF
Security Type	Percentage of Net Assets
Exchange-Traded Funds - Domestic Equity	40.0%
Exchange-Traded Funds - Fixed Income	37.7
Exchange-Traded Funds - Global Equity	22.2
Short-Term Investments	0.1
Investments Purchased with Proceeds from Securities Lending	33.2
Liabilities in Excess of Other Assets	(33.2)
Total	100.0%

ClearShares Ultra-Short Maturity ETF
Security Type	Percentage of Net Assets
Repurchase Agreements	100.0%
Short-Term Investments	0.0(a)
Other Assets in Excess of Liabilities	0.0(a)
Total	100.0%

(a)	Less than 0.05%.

ClearShares Piton Intermediate Fixed Income ETF
Security Type	Percentage of Net Assets
Corporate Bonds	44.3%
U.S. Government Notes/Bonds	22.6
Mortgage Backed Securities - U.S. Government Agency	20.0
Short-Term Investments	7.3
Exchange-Traded Funds	5.0
Foreign Government Notes/Bonds	0.5
Other Assets in Excess of Liabilities	0.3
Total	100.0%

ClearShares OCIO ETF

Schedule of Investments
November 30, 2020 (Unaudited)

Shares	Security Description	Value
	EXCHANGE-TRADED FUNDS — 99.9%
	Domestic Equity — 40.0%
10,999	iShares Core S&P 500 ETF (b)	3,996,157
5,437	iShares Core S&P Mid-Cap ETF (b)	1,177,219
28,023	iShares Core S&P Small-Cap ETF (b)	2,385,878
68,684	iShares MSCI USA Min Vol Factor ETF (b)	4,577,789
30,356	iShares Preferred & Income Securities ETF (b)	1,145,332
81,650	Schwab 1000 Index ETF (b)	2,944,299
68,123	Schwab US Dividend Equity ETF (b)	4,279,487
102,580	SPDR Portfolio S&P 1500 Composite Stock Market ETF	4,565,836
7,583	SPDR S&P 500 ETF Trust	2,745,501
19,803	Vanguard Growth ETF (b)	4,825,397
13,834	Vanguard S&P 500 ETF	4,601,742
23,446	Vanguard Total Stock Market ETF (b)	4,377,368
44,772	Vanguard Value ETF	5,180,120
		46,802,125
	Global Equity — 22.2%
75,723	iShares Core MSCI EAFE ETF	5,015,892
80,712	iShares Core MSCI Total International Stock ETF (b)	5,182,517
93,591	Vanguard FTSE All-World ex-US ETF (b)	5,207,403
118,330	Vanguard FTSE Developed Markets ETF (b)	5,335,500
109,272	Vanguard FTSE Emerging Markets ETF (b)	5,196,976
		25,938,288
	Fixed Income — 37.7%
35,854	ClearShares Ultra-Short Maturity ETF (b)(c)	3,588,806
88,518	iShares Core Total USD Bond Market ETF (b)	4,837,509
42,126	iShares Core U.S. Aggregate Bond ETF	4,988,561
60,708	iShares GNMA Bond ETF	3,093,771
24,260	iShares Intermediate Government/Credit Bond ETF	2,854,917
50,814	Schwab U.S. Aggregate Bond ETF	2,857,271
43,305	SPDR Bloomberg Barclays Short Term High Yield Bond ETF	1,153,645
138,436	SPDR Portfolio Aggregate Bond ETF	4,274,903
32,540	Vanguard Intermediate-Term Bond ETF	3,046,395
22,913	Vanguard Intermediate-Term Corporate Bond ETF (b)	2,226,456
17,488	Vanguard Intermediate-Term Treasury ETF	1,224,510
19,854	Vanguard Mortgage-Backed Securities ETF	1,074,499

The accompanying notes are an integral part of these financial statements.

ClearShares OCIO ETF

Schedule of Investments
November 30, 2020 (Unaudited) (Continued)

Shares	Security Description	Value
	EXCHANGE-TRADED FUNDS — 99.9% (Continued)
	Fixed Income — 37.7% (Continued)
34,103	Vanguard Short-Term Bond ETF	$2,827,480
21,619	Vanguard Short-Term Corporate Bond ETF	1,798,052
48,062	Vanguard Total Bond Market ETF	4,253,006
		44,099,781
	TOTAL EXCHANGE-TRADED FUNDS (Cost $101,668,716)	116,840,194

	SHORT-TERM INVESTMENTS — 0.1%
165,343	First American Government Obligations Fund, Class X, 0.05% (a)	165,343
	TOTAL SHORT-TERM INVESTMENTS (Cost $165,343)	165,343

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 33.2%
	Private Funds — 33.2%
38,780,224	Mount Vernon Liquid Assets Portfolio, LLC, 0.15% (a)	38,780,224
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $38,780,224)	38,780,224
	TOTAL INVESTMENTS — 133.2% (Cost $140,614,283)	155,785,761
	Liabilities in Excess of Other Assets — (33.2)%	(38,825,730)
	NET ASSETS — 100.0%	$116,960,031

Percentages are stated as a percent of net assets.
(a)	Annualized seven-day yield as of November 30, 2020.
(b)	All or a portion of this security is out on loan as of November 30, 2020. Total value of securities out on loan is $37,540,285 or 32.1% of net assets.
(c)	Affiliated Exchange-Traded Fund. See Note 7 in Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

ClearShares Ultra-Short Maturity ETF

SCHEDULE OF INVESTMENTS
November 30, 2020 (Unaudited)

Principal Amount	Security Description	Value
	REPURCHASE AGREEMENTS — 100.0%
$33,750,000	Amherst Pierpont Securities LLC — 0.837%, dated 11/05/2020, matures 12/3/2020, repurchase price $33,771,971 (collateralized by various government and agency obligations: Total Value $34,785,202)	$33,750,000
16,350,000	Buckler Securities LLC — 0.18%, dated 11/30/2020, matures 12/03/2020, repurchase price $16,350,245 (collateralized by various government and agency obligations: Total Value $16,829,378)	16,350,000
10,000,000	CF Secured, LLC — 0.30%, dated 11/30/2020, matures 12/07/2020, repurchase price $10,000,583 (collateralized by various government and agency obligations: Total Value $10,599,933)	10,000,000
10,000,000	Mirae Asset Securities (USA), Inc. - 0.15%, dated 11/30/2020, matures 12/01/2020, repurchase price $10,000,042 (collateralized by various government and agency obligations: Total Value $10,200,043)	10,000,000
60,000,000	Mirae Asset Securities (USA), Inc. - 0.75%, dated 11/27/2020, matures 12/04/2020, repurchase price $60,008,750 (collateralized by various government and agency obligations: Total Value $61,208,925)	60,000,000
	TOTAL REPURCHASE AGREEMENTS (Cost $130,100,000)	130,100,000
Shares
	SHORT-TERM INVESTMENTS — 0.0% (b)
	Money Market Funds — 0.0% (b)
11,671	First American Government Obligations Fund, Class X, 0.05% (a)	11,671
	TOTAL SHORT-TERM INVESTMENTS (Cost $11,671)	11,671
	TOTAL INVESTMENTS — 100.0% (Cost $130,111,671)	130,111,671
	Other Assets in Excess of Liabilities — 0.0% (b)	4,412
	NET ASSETS — 100.0%	$130,116,083

Percentages are stated as a percent of net assets.
(a)	Annualized seven-day yield as of November 30, 2020.
(b)	Less than 0.05%.

The accompanying notes are an integral part of these financial statements.

ClearShares Piton Intermediate Fixed Income ETF

SCHEDULE OF INVESTMENTS
November 30, 2020 (Unaudited)

Principal Amount	Security Description	Value
	CORPORATE BONDS — 44.3%
	Accommodation and Food Services — 1.8%
	McDonald’s Corporation
$300,000	01/15/2022, 2.625%	$307,662
	Starbucks Corporation
250,000	02/04/2021, 2.100%	250,436
		558,098
	Administrative and Support and Waste Management and Remediation Services — 1.1%
	Private Export Funding Corporation
312,000	12/15/2021, 4.300%	325,218

	Finance and Insurance — 13.5%
	American Express Company
300,000	11/05/2021, 0.825% (a)	301,319
	Bank of America Corporation
250,000	01/11/2023, 3.300%	265,191
	Bank of New York Mellon Corporation
150,000	08/16/2023, 2.200%	156,981
	Berkshire Hathaway, Inc.
336,000	03/15/2026, 3.125%	377,438
	BlackRock, Inc.
332,000	03/15/2027, 3.200%	374,448
	Capital One Financial Corporation
300,000	01/29/2024, 3.900%	329,360
	Caterpillar Financial Services Corporation
317,000	05/13/2022, 0.950%	319,863
	Goldman Sachs Group, Inc.
350,000	04/26/2022, 3.000%	353,566
	Intercontinental Exchange, Inc.
300,000	10/15/2023, 4.000%	330,458
	John Deere Capital Corporation
300,000	01/08/2021, 2.350%	300,625
	Morgan Stanley
200,000	11/10/2023, 0.560% (b)	200,263

The accompanying notes are an integral part of these financial statements.

ClearShares Piton Intermediate Fixed Income ETF

SCHEDULE OF INVESTMENTS
November 30, 2020 (Unaudited) (Continued)

Principal Amount	Security Description	Value
	CORPORATE BONDS — 44.3% (Continued)
	Finance and Insurance — 13.5% (Continued)
	State Street Corporation
$100,000	08/18/2025, 3.550%	$113,560
	Truist Bank
300,000	05/17/2022, 2.800%	310,650
	UnitedHealth Group, Inc.
300,000	05/15/2030, 2.000%	319,280
		4,053,002
	Health Care — 1.3%
	Johnson & Johnson
400,000	09/01/2027, 0.950%	401,857

	Information — 3.6%
	Microsoft Corporation
400,000	02/06/2024, 2.875%	429,563
	Oracle Corporation
300,000	10/15/2022, 2.500%	312,481
	Verizon Communications, Inc.
300,000	03/22/2030, 3.150%	338,362
		1,080,406
	Manufacturing — 12.8%
	Alphabet, Inc.
300,000	08/15/2026, 1.998%	321,676
	Apple, Inc.
300,000	05/03/2023, 2.400%	315,050
	Chevron Corporation
400,000	05/11/2023, 1.141%	408,190
	Coca-Cola Company
400,000	10/27/2025, 2.875%	444,880
	Constellation Brands, Inc.
275,000	05/01/2021, 3.750%	278,811
	Exxon Mobil Corporation
300,000	03/19/2025, 2.992%	327,689
	General Mills, Inc.
150,000	04/16/2021, 3.200%	151,622

The accompanying notes are an integral part of these financial statements.

ClearShares Piton Intermediate Fixed Income ETF

SCHEDULE OF INVESTMENTS
November 30, 2020 (Unaudited) (Continued)

Principal Amount	Security Description	Value
	CORPORATE BONDS — 44.3% (Continued)
	Manufacturing — 12.8% (Continued)
	Honeywell International, Inc.
$277,000	08/19/2022, 0.483%	$277,475
	Intel Corporation
400,000	07/29/2025, 3.700%	452,762
	Pfizer, Inc.
316,000	06/03/2026, 2.750%	350,236
	Procter & Gamble Company
500,000	10/29/2025, 0.550%	503,220
		3,831,611
	Mining, Quarrying, and Oil and Gas Extraction — 1.1%
	Shell International Finance BV
300,000	11/07/2029, 2.375%	322,383

	Professional, Scientific, and Technical Services — 1.0%
	International Business Machines Corporation
300,000	01/27/2022, 2.500%	307,783

	Real Estate and Rental and Leasing — 0.5%
	Toyota Motor Credit Corporation
150,000	10/14/2022, 0.350%	150,167

	Retail Trade — 5.0%
	Amazon.com, Inc.
264,000	08/22/2024, 2.800%	285,947
	Costco Wholesale Corporation
400,000	06/20/2027, 1.375%	411,612
	CVS Health Corporation
300,000	03/09/2023, 3.700%	321,072
	Walmart, Inc.
400,000	06/26/2028, 3.700%	472,536
		1,491,167
	Transportation and Warehousing — 1.2%
	FedEx Corporation
325,000	02/01/2025, 3.200%	358,136

The accompanying notes are an integral part of these financial statements.

ClearShares Piton Intermediate Fixed Income ETF

SCHEDULE OF INVESTMENTS
November 30, 2020 (Unaudited) (Continued)

Principal Amount	Security Description	Value
	CORPORATE BONDS — 44.3% (Continued)
	Wholesale Trade — 1.4%
	Sysco Corporation
$317,000	04/01/2030, 5.950%	$419,629
	TOTAL CORPORATE BONDS (Cost $13,268,093)	13,299,457
Shares
	EXCHANGE-TRADED FUNDS — 5.0%
	Finance and Insurance — 5.0%
14,961	ClearShares Ultra-Short Maturity ETF (c)	1,497,521
	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,497,596)	1,497,521
Principal Amount
	FOREIGN GOVERNMENT NOTES/BONDS — 0.5%
	Israel Government AID Bond
$120,000	04/26/2024, 5.500%	140,304
	TOTAL FOREIGN GOVERNMENT NOTES/BONDS (Cost $141,047)	140,304

	MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT AGENCY — 20.0%
	Federal Home Loan Banks
500,000	10/21/2022, 0.125%	499,873
	Federal Home Loan Mortgage Corporation
500,000	04/20/2023, 0.375%	502,348
1,000,000	10/16/2023, 0.125%	997,685
500,000	05/15/2024, 0.360%	499,967
500,000	10/28/2024, 0.410%	501,806
1,000,000	07/21/2025, 0.375%	997,699
		3,499,505

The accompanying notes are an integral part of these financial statements.

ClearShares Piton Intermediate Fixed Income ETF

SCHEDULE OF INVESTMENTS
November 30, 2020 (Unaudited) (Continued)

Principal Amount	Security Description	Value
	MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT AGENCY — 20.0% (Continued)
	Federal National Mortgage Association
$200,000	01/11/2022, 2.625%	$205,554
500,000	04/22/2025, 0.625%	505,785
800,000	10/08/2027, 0.750%	799,882
500,000	08/05/2030, 0.875%	490,124
		2,001,345
	TOTAL MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Cost $5,993,202)	6,000,723

	U.S. GOVERNMENT NOTES/BONDS — 22.6%
	U.S. Treasury Bonds — 1.9%
	United States Treasury Inflation Indexed Bonds
507,585	07/15/2030, 0.125%	562,791

	U.S. Treasury Notes — 20.7%
	United States Treasury Notes
500,000	10/31/2022, 0.125%	499,844
2,000,000	10/15/2023, 0.125%	1,996,875
2,750,000	09/30/2025, 0.250%	2,737,324
1,000,000	08/15/2030, 0.625%	980,781
		6,214,824
	TOTAL U.S. GOVERNMENT NOTES/BONDS (Cost $6,771,495)	6,777,615

The accompanying notes are an integral part of these financial statements.

ClearShares Piton Intermediate Fixed Income ETF

SCHEDULE OF INVESTMENTS
November 30, 2020 (Unaudited) (Continued)

Principal Amount	Security Description	Value
	SHORT-TERM INVESTMENTS — 7.3%
	U.S. Government Agency Issues — 1.7%
	Federal Home Loan Bank Discount Notes
$200,000	12/07/2020, 0.044% (d)	$199,998
325,000	12/10/2020, 0.046% (d)	324,996
		524,994
	U.S. Treasury Bills — 5.0%
1,500,000	United States Treasury Bill
	01/07/2021, 0.072% (d)	1,499,888
Shares
	Money Market Funds — 0.6%
180,619	First American Government Obligations Fund, Class X, 0.05% (e)	180,619
	TOTAL SHORT-TERM INVESTMENTS (Cost $2,205,464)	2,205,501
	TOTAL INVESTMENTS — 99.7% (Cost $29,876,897)	29,921,121
	Other Assets in Excess of Liabilities — 0.3%	79,345
	NET ASSETS — 100.0%	$30,000,466

Percentages are stated as a percent of net assets.
Principal amounts are denominated in the currency in which the security was purchased.
(a)	Floating rate security based on a reference index and spread. Rate disclosed is the rate in effect as of November 30, 2020.
(b)	Variable rate security. Rate disclosed is the rate in effect as of November 30, 2020.
(c)	Affiliated Exchange-Traded Fund. See Note 7 in Notes to Financial Statements.
(d)	Zero coupon bond. The effective yield is listed.
(e)	Rate shown is the annualized seven-day yield as of November 30, 2020.

The accompanying notes are an integral part of these financial statements.

ClearShares ETFs

Statements of Assets and Liabilities
November 30, 2020 (Unaudited)

	ClearShares OCIO ETF	ClearShares Ultra-Short Maturity ETF	ClearShares Piton Intermediate Fixed Income ETF
ASSETS
Investments in Unaffiliated Securities, at Value(a)(b)	$152,196,955	$130,111,671	$28,423,600
Investments in Affiliated Securities, at Value(a)	3,588,806	—	1,497,521
Securities Lending Income Receivable	5,835	—	—
Interest Receivable	14	25,611	90,171
Total Assets	155,791,610	130,137,282	30,011,292

LIABILITIES
Management Fees Payable, Net of Waiver	51,355	21,199	10,826
Collateral Received for Securities Loaned (See Note 4)	38,780,224	—	—
Total Liabilities	38,831,579	21,199	10,826

NET ASSETS	$116,960,031	$130,116,083	$30,000,466

NET ASSETS CONSIST OF:
Paid-in Capital	$100,201,003	$130,097,625	$29,958,735
Total Distributable Earnings (Accumulated Deficit)	16,759,028	18,458	41,731
Net Assets	$116,960,031	$130,116,083	$30,000,466

Net Asset Value (unlimited shares authorized):
Net Assets	$116,960,031	$130,116,083	$30,000,466
Shares Outstanding (No Par Value)	3,950,000	1,300,000	300,000
Net Asset Value, Offering and Redemption Price per Share	$29.61	$100.09	$100.00

(a) Identified Cost:
Investments in Unaffiliated Securities	$137,025,523	$130,111,671	$28,379,301
Investments in Affiliated Securities	3,588,760	—	1,497,596
(b) Includes loaned securities with a value of	$37,540,285	$—	$—

The accompanying notes are an integral part of these financial statements.

ClearShares ETFs

Statements of Operations
For the Period Ended November 30, 2020 (Unaudited)

	ClearShares OCIO ETF	ClearShares Ultra-Short Maturity ETF	ClearShares Piton Intermediate Fixed Income ETF(a)
INVESTMENT INCOME
Dividends from Unaffiliated Investments	$1,103,957	$—	$—
Dividends from Affiliated Investments	8,440	—	449
Securities Lending Income, Net	50,541	—	—
Interest	121	402,906	14,020
Total Investment Income	1,163,059	402,906	14,469

EXPENSES
Management Fees	305,527	120,709	16,580
Total Expenses Before Waiver	305,527	120,709	16,580
Less Management Fees Waived (See Note 3)	(3,444)	—	(263)
Net Expenses	302,083	120,709	16,317

Net Investment Income (Loss)	860,976	282,197	(1,848)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments in Unaffiliated Securities	2,226,393	—	(645)
Investments in Affiliated Securities	(247)	—	—
Net Change in Unrealized Appreciation (Depreciation) of:
Investments in Unaffiliated Securities	10,313,762	—	44,299
Investments in Affiliated Securities	(139)	—	(75)
Net Realized and Unrealized Gain (Loss) on Investments	12,539,769	—	43,579
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$13,400,745	$282,197	$41,731

(a)	The Fund commenced operations on October 1, 2020.

The accompanying notes are an integral part of these financial statements.

ClearShares ETFs

Statements of Changes in Net Assets

	ClearShares OCIO ETF
	Six-Months Ended November 30, 2020 (Unaudited)	Year Ended May 31, 2020
OPERATIONS
Net Investment Income (Loss)	$860,976	$2,321,904
Net Realized Gain (Loss) on Investments	2,226,146	730,854
Change in Unrealized Appreciation (Depreciation) of Investments	10,313,623	3,396,781
Net Increase (Decrease) in Net Assets Resulting from Operations	13,400,745	6,449,539

DISTRIBUTIONS TO SHAREHOLDERS
Net Distributions to Shareholders	(972,435)	(3,210,078)
Total Distributions to Shareholders	(972,435)	(3,210,078)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	—	2,801,200
Payments for Shares Redeemed	—	(8,019,400)
Capital Contributions (Note 3)	—	12,090
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (a)	—	(5,206,110)
Net Increase (Decrease) in Net Assets	$12,428,310	$(1,966,649)

NET ASSETS
Beginning of Period/Year	$104,531,721	$106,498,370
End of Period/Year	$116,960,031	$104,531,721

(a)	Summary of capital share transactions is as follows:

	Shares	Shares
Shares Sold	—	100,000
Shares Redeemed	—	(300,000)
Net Increase (Decrease)	—	(200,000)

The accompanying notes are an integral part of these financial statements.

ClearShares ETFs

Statements OF CHANGES IN NET ASSETS

	ClearShares Ultra-Short Maturity ETF
	Six-Months Ended November 30, 2020 (Unaudited)	Year Ended May 31, 2020
OPERATIONS
Net Investment Income (Loss)	$282,197	$844,698
Net Increase (Decrease) in Net Assets Resulting from Operations	282,197	844,698

DISTRIBUTIONS TO SHAREHOLDERS
Net Distributions to Shareholders	(289,500)	(956,180)
Total Distributions to Shareholders	(289,500)	(956,180)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	15,014,750	85,075,465
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (a)	15,014,750	85,075,465
Net Increase (Decrease) in Net Assets	$15,007,447	$84,963,983

NET ASSETS
Beginning of Period/Year	$115,108,636	$30,144,653
End of Period/Year	$130,116,083	$115,108,636

(a)	Summary of capital share transactions is as follows:

	Shares	Shares
Shares Sold	150,000	850,000
Net Increase (Decrease)	150,000	850,000

The accompanying notes are an integral part of these financial statements.

ClearShares ETFs

Statements OF CHANGES IN NET ASSETS

ClearShares Piton Intermediate Fixed Income ETF
Period Ended November 30, 2020(a) (Unaudited)
OPERATIONS
Net Investment Income (Loss)	$(1,848)
Net Realized Gain (Loss) on Investments	(645)
Change in Unrealized Appreciation (Depreciation) of Investments	44,224
Net Increase (Decrease) in Net Assets Resulting from Operations	41,731

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	29,953,495
Transaction Fees (Note 6)	5,240
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (b)	29,958,735
Net Increase (Decrease) in Net Assets	$30,000,466

NET ASSETS
Beginning of Period	$—
End of Period	$30,000,466

(a)	The Fund commenced operations on October 1, 2020. The information presented is for the period from October 1, 2020 to November 30, 2020.
(b)	Summary of capital share transactions is as follows:

Shares
Shares Sold	300,000
Net Increase (Decrease)	300,000

The accompanying notes are an integral part of these financial statements.

ClearShares ETFs

Financial Highlights
For a capital share outstanding throughout the period/year

	ClearShares OCIO ETF
	Six-Months Ended November 30, 2020 (Unaudited)		Year Ended May 31, 2020	Year Ended May 31, 2019	Period Ended May 31, 2018 (a)
Net Asset Value, Beginning of Period/Year	$26.46		$25.66	$26.51	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)(b)(c)	0.22		0.59	0.49	0.36
Net Realized and Unrealized Gain (Loss) on Investments	3.18		1.04	(0.82)	1.38
Total from Investment Operations	3.40		1.63	(0.33)	1.74

LESS DISTRIBUTIONS:
From Net Investment Income	(0.25)		(0.83)	(0.31)	(0.23)
From Net Realized Gain	—		—	(0.21)	—
Total Distributions	(0.25)		(0.83)	(0.52)	(0.23)

CAPITAL SHARES TRANSACTIONS
Capital Contributions(b)	—		0.00 (i)	—	—

Net Asset Value, End of Period/Year	$29.61		$26.46	$25.66	$26.51

Total Return	12.90	%(d)	6.34%	-1.11%	6.95	%(d)

SUPPLEMENTAL DATA:
Net Assets at End of Period/Year (000’s)	$116,960		$104,532	$106,498	$112,678

The accompanying notes are an integral part of these financial statements.

ClearShares ETFs

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period/year

	ClearShares OCIO ETF
	Six-Months Ended November 30, 2020 (Unaudited)		Year Ended May 31, 2020	Year Ended May 31, 2019		Period Ended May 31, 2018 (a)
RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets (Before Management Fees Waived) (e)	0.55	%(f)	0.55%	0.57	%(g)	0.75	%(f)
Expenses to Average Net Assets (After Management Fees Waived) (e)	0.54	%(f)	0.54%	0.54	%(g)	0.55	%(f)
Net Investment Income (Loss) to Average Net Assets (Before Management Fees Waived) (c)	1.54	%(f)	2.17%	1.86%		1.27	%(f)
Net Investment Income (Loss) to Average Net Assets (After Management Fees Waived) (c)	1.55	%(f)	2.18%	1.89%		1.47	%(f)

Portfolio Turnover Rate (h)	13	%(d)	50%	28%		31	%(d)

(a)	Commencement of operations on June 26, 2017.
(b)	Calculated based on average shares outstanding during the period.
(c)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the underlying companies in which the Fund invests.

(d)	Not annualized.
(e)	Does not include expenses of the investment companies in which the Fund invests.
(f)	Annualized.
(g)

Prior to July 16, 2018, ClearShares OCIO ETF paid the Adviser a management fee of 0.75% and contractually waived 0.20% of its management fee for the Fund, resulting in $27,866 waived for the year ended May 31, 2019.

(h)	Excludes impact of in-kind transactions.
(i)	Represents less than $0.005. See Note 3 in Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

ClearShares ETFs

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period/year

	ClearShares Ultra-Short Maturity ETF
	Six-Months Ended November 30, 2020 (Unaudited)		Year Ended May 31, 2020	Period Ended May 31, 2019 (a)
Net Asset Value, Beginning of Period/Year	$100.09		$100.48	$100.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	0.23		1.25	1.87
Net Realized and Unrealized Gain (Loss) on Investments (f)	0.01		0.29	—
Total from Investment Operations	0.24		1.54	1.87

DISTRIBUTIONS TO SHAREHOLDERS:
From Net Investment Income	(0.24)		(1.93)	(1.39)
Total Distributions	(0.24)		(1.93)	(1.39)

Net Asset Value, End of Period/Year	$100.09		$100.09	$100.48

Total Return	0.24	%(c)	1.56%	1.88	%(c)

SUPPLEMENTAL DATA:
Net Assets at End of Period/Year (000’s)	$130,116		$115,109	$30,145

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.20	%(d)	0.20%	0.28	%(d)(g)
Net Investment Income (Loss) to Average Net Assets	0.47	%(d)	1.25%	2.12	%(d)

Portfolio Turnover Rate (e)	0	%(c)	0%	0	%(c)

(a)	Commencement of operations on July 10, 2018.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized.
(d)	Annualized.
(e)	Excludes impact of in-kind transactions.
(f)

Net realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the year.

(g)	Prior to April 1, 2019, ClearShares Ultra-Short Maturity ETF paid the Adviser a management fee of 0.30%.

The accompanying notes are an integral part of these financial statements.

ClearShares ETFs

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	ClearShares Piton Intermediate Fixed Income ETF
	Period Ended November 30, 2020 (a) (Unaudited)
Net Asset Value, Beginning of Period	$100.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	(0.01)
Net Realized and Unrealized Gain (Loss) on Investments	(0.01	)(f)
Total from Investment Operations	(0.02)

CAPITAL SHARES TRANSACTIONS:
Transaction Fees (Note 6)	0.02

Net Asset Value, End of Period	$100.00

Total Return	0.00	%(c)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$30,000

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets (Before Management Fees Waived)	0.45	%(d)
Expenses to Average Net Assets (After Management Fees Waived)	0.44	%(d)
Net Investment Income (Loss) to Average Net Assets (Before Management Fees Waived)	(0.06	%)(d)
Net Investment Income (Loss) to Average Net Assets (After Management Fees Waived)	(0.05	%)(d)

Portfolio Turnover Rate (e)	1	%(c)

(a)	Commencement of operations on October 1, 2020.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized.
(d)	Annualized.
(e)	Excludes impact of in-kind transactions.
(f)

Net realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the year.

The accompanying notes are an integral part of these financial statements.

ClearShares ETFs

Notes to Financial Statements
November 30, 2020 (Unaudited)

NOTE 1 – ORGANIZATION

ClearShares OCIO ETF, ClearShares Ultra-Short Maturity ETF and ClearShares Piton Intermediate Fixed Income ETF (individually each a “Fund” or collectively the “Funds”) are series of ETF Series Solutions (“ESS”) or (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commissions (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). ClearShares OCIO ETF is a diversified “fund of funds” that seeks to outperform a traditional 60/40 mix of global equity and fixed-income investments and commenced operations on June 26, 2017. ClearShares Ultra-Short Maturity ETF is a diversified fund that seeks current income and commenced operations on July 10, 2018. ClearShares Piton Intermediate Fixed Income ETF is a non-diversified fund that seeks current income consistent with the long term preservation of capital and commenced operations on October 1, 2020.

The end of the reporting period for the Funds is November 30, 2020. The period covered by these Notes to Financial Statements for the ClearShares OCIO ETF and ClearShares Ultra-Short Maturity ETF is for the six-months ended November 30, 2020 (the “current fiscal period”). The period covered by these Notes to Financial Statements for the ClearShares Piton Intermediate Fixed Income ETF is the period from October 1, 2020 to November 30, 2020 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services - Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.

Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange-traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market® Nasdaq Global Select Market® and Nasdaq Capital Market Exchange® (collectively “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on

ClearShares ETFs

NOTES TO FINANCIAL STATEMENTS
November 30, 2020 (Unaudited) (Continued)

a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

The Funds price repurchase agreements at cost, which approximates fair value.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

ClearShares ETFs

NOTES TO FINANCIAL STATEMENTS
November 30, 2020 (Unaudited) (Continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of the end of the current fiscal period:

ClearShares OCIO ETF
Assets^	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$116,840,194	$—	$—	$116,840,194
Short-Term Investments	165,343	—	—	165,343
Investments Purchased with Proceeds from Securities Lending	—	38,780,224	—	38,780,224
Total Investments in Securities	$117,005,537	$38,780,224	$—	$155,785,761

ClearShares Ultra-Short Maturity ETF
Assets	Level 1	Level 2	Level 3	Total
Repurchase Agreements	$—	$130,100,000	$—	$130,100,000
Short-Term Investments	11,671	—	—	11,671
Total Investments in Securities	$11,671	$130,100,000	$—	$130,111,671

ClearShares ETFs

NOTES TO FINANCIAL STATEMENTS
November 30, 2020 (Unaudited) (Continued)

ClearShares Piton Intermediate Fixed Income ETF
Assets^	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$13,299,457	$—	$13,299,457
Exchange-Traded Funds	1,497,521	—	—	1,497,521
Foreign Government Notes/Bonds	—	140,304	—	140,304
Mortgage Backed Securities - U.S. Government Agency	—	6,000,723	—	6,000,723
U.S. Government Notes/Bonds	—	6,777,615	—	6,777,615
Short-Term Investments	180,619	2,024,882	—	2,205,501
Total Investments in Securities	$1,678,140	$28,242,981	$—	$29,921,121

^	See Schedule of Investments for further disaggregation of investment categories.

During the current fiscal period, the Funds did not recognize any transfers to or from Level 3.

B.

Federal Income Taxes. The Funds’ policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Funds plan to file U.S. Federal and various state and local tax returns.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Funds’ uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.

ClearShares ETFs

NOTES TO FINANCIAL STATEMENTS
November 30, 2020 (Unaudited) (Continued)

C.

Security Transactions and Investment Income. Investment transactions are accounted for on the trade date. Gains and losses realized from investment transactions are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations. Interest income is recorded on an accrual basis.

D.

Distributions to Shareholders. Distributions to shareholders from net investment income on securities are declared and paid by ClearShares Ultra-Short Maturity ETF on a monthly basis and by ClearShares OCIO ETF and ClearShares Piton Intermediate Fixed Income ETF on a quarterly basis. Distributions to shareholders from net realized gains on securities are declared and paid by the Funds on, at least, an annual basis. Distributions are recorded on the ex-dividend date.

E.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

F.

Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of each Fund is equal to the Fund’s NAV per share.

G.

Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

H.

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on

ClearShares ETFs

NOTES TO FINANCIAL STATEMENTS
November 30, 2020 (Unaudited) (Continued)

net assets or NAV per share and are primarily due to differing book and tax treatments for redemption in-kind transactions. During the fiscal year ended May 31, 2020, the following table shows the reclassifications made:

	Distributable Earnings (Accumulated Deficit)	Paid-In Capital
ClearShares OCIO ETF	$(520,080)	$520,080
ClearShares Ultra-Short Maturity ETF	$—	$—

During the fiscal year ended May 31, 2020, the Funds realized the following net capital gains resulting from in-kind redemptions in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated deficit) to paid-in capital.

Gains From In-Kind Redemptions
ClearShares OCIO ETF	$520,080
ClearShares Ultra-Short Maturity ETF	$—

I.

Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period, that materially impacted the amounts or disclosures in the Funds’ financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

ClearShares LLC (the “Adviser”), serves as the investment adviser to the Funds. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with Piton Investment Management (the "Sub-Adviser") for ClearShares Piton Intermediate Fixed Income ETF, transfer agency, custody, fund administration and accounting, and all other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses

ClearShares ETFs

NOTES TO FINANCIAL STATEMENTS
November 30, 2020 (Unaudited) (Continued)

incurred by the Funds, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For services provided to the Funds, ClearShares OCIO ETF pays the Adviser 0.55%, ClearShares Ultra-Short Maturity ETF pays the Adviser 0.20% and ClearShares Piton Intermediate Fixed Income ETF pays the Adviser 0.45% at an annual rate based on the Funds’ average daily net assets.

The Adviser has contractually agreed to waive the proportionate amount of the ClearShares OCIO ETF’s and voluntarily agreed to waive the proportionate amount of the ClearShares Piton Intermediate Fixed Income ETF’s management fee as applied to the net assets of each Fund invested in ClearShares Ultra-Short Maturity ETF, for which the Adviser also serves as investment adviser, at least through September 30, 2021, resulting in $3,444 waived from ClearShares OCIO ETF and $263 waived from ClearShares Piton Intermediate Fixed Income ETF during the current fiscal period. During the year ended May 31, 2020, the Adviser reimbursed the ClearShares OCIO ETF for $12,090 in management fees with respect to assets invested in the ClearShares Ultra-Short Maturity ETF for the year ended May 31, 2019. From July 10, 2018 through September 30, 2019, ClearShares OCIO ETF waived its management fee of 0.55% on assets invested in the ClearShares Ultra-Short Maturity ETF. Effective September 30, 2019, the Adviser receives a management fee of 0.35% from assets of ClearShares OCIO ETF invested in ClearShares Ultra-Short Maturity ETF (reflecting the difference between the management fees of ClearShares OCIO ETF and ClearShares Ultra-Short Maturity ETF of 0.55% and 0.20%). Effective October 1, 2020, the Adviser receives a management fee of 0.25% from assets of ClearShares Piton Intermediate Fixed Income ETF invested in ClearShares Ultra-Short Maturity ETF. The contractual arrangement for ClearShares OCIO ETF may only be changed or eliminated by the Board upon 60 days’ written notice to the Adviser. The fee waiver effective during the current fiscal period is not subject to recoupment by the Adviser.

U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds’ Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of the Administrator, serves as the Funds’ Custodian.

ClearShares ETFs

NOTES TO FINANCIAL STATEMENTS
November 30, 2020 (Unaudited) (Continued)

The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the ClearShares OCIO ETF.

A Trustee and all officers of the Trust are affiliated with the Administrator and Custodian.

NOTE 4 – SECURITIES LENDING

ClearShares OCIO ETF may lend up to 33 ⅓% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. ClearShares OCIO ETF receives compensation in the form of fees and earns interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. ClearShares OCIO ETF continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss on the value of securities loaned that may occur during the term of the loan will be for the account of ClearShares OCIO ETF. ClearShares OCIO ETF has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.

The securities lending agreement provides that, in the event of a borrower’s material default, the Securities Lending Agent shall take all actions the Securities Lending Agent deems appropriate to liquidate the collateral, purchase replacement securities at the Securities Lending Agent’s expense, or pay the Fund an amount equal to the market value of the loaned securities, subject to certain limitations which are set forth in detail in the securities lending agreement between the Fund and the Securities Lending Agent.

As of the end of the current fiscal period, ClearShares OCIO ETF had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with the Trust approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. ClearShares OCIO ETF could also experience delays in recovering

ClearShares ETFs

NOTES TO FINANCIAL STATEMENTS
November 30, 2020 (Unaudited) (Continued)

its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although ClearShares OCIO ETF is indemnified from this risk by contract with the Securities Lending Agent.

As of the end of the current fiscal period, the values of the securities on loan and payable for collateral due to broker were as follows:

Value of Securities on Loan	Payable for Collateral Received*
$ 37,540,285	$ 38,780,224

*

The cash collateral received was invested in Mount Vernon Liquid Assets Portfolio, LLC as shown on the Schedule of Investments, a short-term investment portfolio with an overnight and continuous maturity. The investment objective is to seek to maximize current income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV of $1.00 per unit.

The interest income earned by ClearShares OCIO ETF on the investment of cash collateral received from borrowers for the securities loaned to it (“Securities Lending Income, Net”) is reflected in the Statement of Operations. Net securities lending income earned on collateral investments and recognized by ClearShares OCIO ETF during the current fiscal period was $50,541.

NOTE 5 – REPURCHASE AGREEMENTS

The Funds may invest in repurchase agreements with commercial banks, brokers or dealers to generate income from excess cash balances and to invest securities lending cash collateral. A repurchase agreement is an agreement under which a Fund acquires a financial instrument (e.g., a security issued by the U.S. government or an agency thereof, a banker’s acceptance or a certificate of deposit) from a seller, subject to resale to the seller at an agreed upon price and date. A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by the Fund and is unrelated to the interest rate on the underlying collateral instruments. The Funds require the fair value of collateral underlying the repurchase agreement to be at least 102% of the repurchase price, including an amount representing accrued interest. The fair value of the underlying collateral instruments is calculated by marking-to-market daily by the Fund’s Tri-Party Custodian, The Bank of New York Mellon. If the fair value of the instruments is less than 102% of the repurchase price, the seller will transfer additional securities to The Bank of New York Mellon to cure the deficit. In the event of a seller default, the seller’s obligation to repurchase all securities at the repurchase price on the maturity date becomes immediately due and payable to the Fund, all

ClearShares ETFs

NOTES TO FINANCIAL STATEMENTS
November 30, 2020 (Unaudited) (Continued)

income paid after the default will be retained by the Fund and applied to the aggregate unpaid repurchase price, and The Bank of New York Mellon will deliver the underlying collateral instruments to the Fund. The Fund could experience both delays in liquidating the underlying security and losses. These losses could result from: (a) possible decline in the value of the underlying security while the Fund is seeking to enforce its rights under the repurchase agreement; (b) possible reduced levels or income or lack of access to income during this period; and (c) expenses of enforcing its rights.

Due to the absence of a master netting agreement related to the Funds’ participation in securities lending and repurchase agreements, no additional offsetting disclosures have been made on behalf of the Funds for the total borrowings listed above.

As of the end of the current fiscal period, the Funds had Repurchase Agreements with the following weighted average maturity by seller.

Fund Name	Seller	Weighted Average Days to Maturity
ClearShares OCIO ETF	N/A	N/A
ClearShares Ultra-Short Maturity ETF	Amherst Pierpoint Securities LLC	3.00
	Buckler Securities LLC	3.00
	CF Secured, LLC	7.00
	Mirae Asset Securities (USA), Inc.	3.57
ClearShares Piton Intermediate Fixed Income ETF	N/A	N/A

NOTE 6 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
ClearShares OCIO ETF	$14,584,281	$14,641,955
ClearShares Ultra-Short Maturity ETF	$—	$—
ClearShares Piton Intermediate Fixed Income ETF	$26,962,482	$248,955

ClearShares ETFs

NOTES TO FINANCIAL STATEMENTS
November 30, 2020 (Unaudited) (Continued)

There were no purchases or sales of U.S. Government securities in ClearShares OCIO ETF or ClearShares Ultra-Short Maturity ETF during the current fiscal period. Included in the amounts for ClearShares Piton Intermediate Fixed Income ETF are $13,015,088 of purchases and $248,955 of sales in long-term U.S. Government securities during the current fiscal period.

During the current fiscal period, there were no in-kind transactions associated with creations and redemptions for any of the Funds.

NOTE 7 – TRANSACTIONS WITH AFFILIATED SECURITIES

A summary of the Funds’ investments in affiliated funds for the current fiscal period is as follows:

Investments in ClearShares Ultra-Short Maturity ETF	ClearShares OCIO ETF	ClearShares Piton Intermediate Fixed Income ETF (1)
Value at beginning of period	$3,432,157	$—
Gross Purchases	550,780	1,497,596
Gross Sales	(393,745)	—
Net Change in Unrealized Appreciation (Depreciation)	(139)	(75)
Net Realized Gain (Loss) on Sales	(247)	—
Value as of November 30, 2020	$3,588,806	$1,497,521
Shares held at November 30, 2020	35,854	14,961
Dividend Income	$8,440	$449

(1)	Commencement of operations on October 1, 2020.

NOTE 8 – INCOME TAX INFORMATION

The amount and character of tax basis distributions and composition of net assets, including distributable earnings (accumulated deficit) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined for the current fiscal period.

ClearShares ETFs

NOTES TO FINANCIAL STATEMENTS
November 30, 2020 (Unaudited) (Continued)

The components of distributable earnings (accumulated deficit) and cost basis of investments for federal income tax purposes as of May 31, 2020 in the Funds, were as follows:

	ClearShares OCIO ETF	ClearShares Ultra-Short Maturity ETF
Tax cost of investments	$116,581,131	$115,117,273
Gross tax unrealized appreciation	$7,468,237	$—
Gross tax unrealized depreciation	(2,611,463)	—
Net tax unrealized appreciation (depreciation)	4,856,774	—
Undistributed ordinary income	250,557	25,761
Undistributed long-term capital gains	—	—
Other accumulated gain (loss)	(776,613)	—
Distributable Earnings (accumulated deficit)	$4,330,718	$25,761

The difference between book and tax-basis cost is attributable to wash sales.

A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended May 31, 2020, the Funds did not have any Post-October losses or late-year ordinary losses.

At May 31, 2020, the Funds had the following capital loss carryforwards:

	Short Term	Long Term	Expires
ClearShares OCIO ETF	$776,613	$—	Indefinite
ClearShares Ultra-Short Maturity ETF	$—	$—	N/A

During the year ended May 31, 2020, the ClearShares OCIO ETF utilized $243,214 of capital loss carryforward.

ClearShares ETFs

NOTES TO FINANCIAL STATEMENTS
November 30, 2020 (Unaudited) (Continued)

The tax character of distributions paid by the Funds during the year ended May 31, 2020 and the fiscal year/period ended May 31, 2019, was as follows:

	Year Ended May 31, 2020		Year/Period Ended May 31, 2019
	Ordinary Income	Capital Gains	Ordinary Income	Capital Gains
ClearShares OCIO ETF	$3,210,078	$—	$2,163,678	$15,176
ClearShares Ultra-Short Maturity ETF	$956,180	$—	$372,011	$—

NOTE 9 – BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a Fund creates presumption of control of the Fund, under section 2(a)(9) of the 1940 Act. At the end of the current fiscal period, there is one shareholder who owned, of record or beneficially, more than 25% of the ClearShares OCIO ETF shares.

NOTE 10 – SHARE TRANSACTIONS

Shares of the Funds are listed and traded on the NYSE Arca, Inc. Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in blocks of 50,000 shares, for ClearShares OCIO ETF and ClearShares Ultra-Short Maturity ETF and 25,000 shares for ClearShares Piton Intermediate Fixed Income ETF called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from a Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds currently offer one class of shares, which have no front end-sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the creation

ClearShares ETFs

NOTES TO FINANCIAL STATEMENTS
November 30, 2020 (Unaudited) (Continued)

or redemption of Creation Units. The standard fixed transaction fee for the Funds is $250. The standard fixed transaction fee for the Funds is payable to the Custodian. The standard fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the Creation Order costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees received by the Funds, if any, are displayed in the Capital Shares Transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

NOTE 11 – COVID-19 RISK

The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Funds’ investments.

ClearShares ETFs

Expense Example
For the Six-Months Ended November 30, 2020 (Unaudited)

As a shareholder of the Funds you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below in the Expense Example tables.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

ClearShares ETFs

EXPENSE EXAMPLE
For the Six-Months Ended November 30, 2020 (Unaudited) (Continued)

ClearShares OCIO ETF
	Beginning Account Value June 1, 2020	Ending Account Value November 30, 2020	Expenses Paid During the Period(a)	Annualized Expense Ratio
Actual	$ 1,000.00	$ 1,129.00	$2.88	0.54%
Hypothetical (5% annual return before expenses)	$ 1,000.00	$ 1,022.36	$2.74	0.54%

ClearShares Ultra-Short Maturity ETF
	Beginning Account Value June 1, 2020	Ending Account Value November 30, 2020	Expenses Paid During the Period(a)	Annualized Expense Ratio
Actual	$ 1,000.00	$ 1,002.40	$1.00	0.20%
Hypothetical (5% annual return before expenses)	$ 1,000.00	$ 1,024.07	$1.01	0.20%

ClearShares Piton Intermediate Fixed Income ETF
	Beginning Account Value October 1, 2020(b)	Ending Account Value November 30, 2020	Expenses Paid During the Period	Annualized Expense Ratio
Actual	$ 1,000.00	$ 1,000.00	$0.72(c)	0.44%
Hypothetical (5% annual return before expenses)	$ 1,000.00	$ 1,022.86	$2.22(a)	0.44%

(a)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio multiplied by the average account value during the period, multiplied by 183/365 (to reflect the one-half year period).

(b)	Fund commencement.
(c)

The dollar amounts shown as expenses paid during the period are equal to the annualized net expense ratio multiplied by the average account value during the period, multiplied by 60/365 (to reflect current fiscal period).

ClearShares ETFs

Review of Liquidity Risk Management Program
(Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Series”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Series’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of such Series.

The investment adviser to the Series has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the Series.

At a recent meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2019. The report concluded that the Program is reasonably designed to assess and manage the Series’ liquidity risk and has operated adequately and effectively to manage such risk. The report reflected that there were no liquidity events that impacted the Series’ ability to timely meet redemptions without dilution to existing shareholders. The report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Series’ exposure to liquidity risk and other principal risks to which an investment in the Series may be subject.

ClearShares ETFs

Federal Tax Information
(Unaudited)

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal year ended May 31, 2020, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

ClearShares OCIO ETF	59.89%
ClearShares Ultra-Short Maturity ETF	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended May 31, 2019 was as follows:

ClearShares OCIO ETF	17.18%
ClearShares Ultra-Short Maturity ETF	0.00%

SHORT-TERM CAPITAL GAIN

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows:

ClearShares OCIO ETF	0.00%
ClearShares Ultra-Short Maturity ETF	0.00%

FOREIGN TAX CREDIT PASS THROUGH

Pursuant to Section 853 of the Internal Revenue code, the Funds designate the following amounts as foreign taxes paid for the year ended May 31, 2020. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

	Creditable Foreign Taxes Paid	Per Share Amount	Portion of Ordinary Income Distribution Derived from Foreign Sourced Income
ClearShares OCIO ETF	$66,057	0.03620637	25.35%
ClearShares Ultra-Short Maturity ETF	—	—	—

ClearShares ETFs

Federal Tax Information
(Unaudited) (Continued)

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.

Above figures may differ from those cited elsewhere in this report due to difference in the calculation of income and gains for GAAP purposes and Internal Revenue Service purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds.

ClearShares ETFs

Approval of Advisory Agreements & Board Considerations
(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on July 28-29, 2020 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the Investment Advisory Agreement (the “Advisory Agreement”) between ClearShares, LLC (the “Adviser”) and the Trust, on behalf of the ClearShares Piton Intermediate Fixed Income ETF (the “Fund”) and the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement”) (together, the “Agreements”) among the Adviser, the Trust, on behalf of the Fund, and Piton Investment Management, LP (“Piton” or the “Sub-Adviser”).

Prior to the Meeting, the Board, including the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from the Adviser and Sub-Adviser (the “Materials”) regarding, among other things: (i) the nature, extent, and quality of the services to be provided by the Adviser and Sub-Adviser; (ii) the historical performance of the Fund’s strategy; (iii) the cost of the services to be provided and the profits expected to be realized by the Adviser, Sub-Adviser, or their affiliates from services rendered to the Fund; (iv) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (v) the extent to which economies of scale might be realized as the Fund grows and whether the advisory fee for the Fund reflects these economies of scale for the benefit of the Fund; and (vi) any other financial benefits to the Adviser, Sub-Adviser, and their affiliates resulting from services rendered to the Fund.

The Board also considered that the Adviser, along with other service providers of the Fund, had provided written updates on the firm over the course of the year with respect to its role as Adviser to other series in the Trust, and the Board considered that information alongside the Materials in its evaluation of Adviser’s and Sub-Adviser’s fees and other aspects of the Agreements. The Board then discussed the Materials, the Adviser’s oral presentation, and any other information that the Board received at the Meeting, and deliberated on the approval of the Agreements in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important or controlling.

Approval of the Advisory Agreement with the Adviser

Nature, Extent, and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreement, noting that the Adviser will be providing investment management services to the Fund. In considering the nature, extent, and quality of the services to be provided by the Adviser, the Board considered the quality of the Adviser’s compliance program and past reports from the Trust’s CCO regarding his review of the Adviser’s compliance program, as well as the Board’s experience with the Adviser as the investment adviser to another series of the

ClearShares ETFs

APPROVAL OF ADVISORY AGREEMENTs & BOARD CONSIDERATIONs
(Unaudited) (Continued)

Trust. The Board noted that it had received a copy of the Adviser’s registration form (“Form ADV”), as well as the response of the Adviser to a detailed series of questions that included, among other things, information about the background and experience of the firm’s key personnel, the services to be provided by the Adviser, and the ownership structure of the firm.

The Board also considered other services to be provided to the Fund, such as monitoring adherence to the Fund’s investment restrictions, oversight of the Sub-Adviser, monitoring compliance with various Fund policies and with applicable securities regulations, and monitoring the extent to which the Fund achieves its investment objective as an actively-managed fund. The Board further considered the oral information provided by the Adviser with respect to the impact of the COVID-19 pandemic on the Adviser’s operations.

Historical Performance. The Board noted that the Fund had not yet commenced operations and concluded that the performance of the Fund, thus, was not a relevant factor in their deliberations.

Cost of Services to be Provided and Economies of Scale. The Board then reviewed the proposed expense ratio for the Fund and compared it to the universe of Intermediate Core Bond ETFs and Intermediate Core-Plus Bond ETFs as reported by Morningstar (the “Category Peer Groups”). The Board noted that the proposed expense ratio for the Fund was slightly higher than the median for each Category Peer Group, but within the range of expense ratios for the Category Peer Groups. The Board further noted that the Fund’s proposed expense ratio was significantly more than the expense ratio for the direct competitor identified by the Adviser (the “Selected Peer Group”), although the Board also noted that, because the Selected Peer Group consisted of a significantly larger, low-cost, passive ETF, the peer group may not allow for an apt comparison by which to judge the Fund’s expense ratio. The Board determined that the Fund’s anticipated expense ratio, including the proposed advisory fee, was reasonable given the nature of the investment strategy.

The Board took into consideration that the advisory fee for the Fund was a “unified fee,” meaning the Fund would pay no expenses other than the advisory fee and certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with the Fund, taking into account an analysis of the Adviser’s anticipated profitability with respect to the Fund and the financial resources the Adviser had committed and proposed to commit to its business. The Board determined such analyses were

ClearShares ETFs

APPROVAL OF ADVISORY AGREEMENTs & BOARD CONSIDERATIONs
(Unaudited) (Continued)

not a significant factor given that the Fund had not yet commenced operations and consequently, the future size of the Fund and the Adviser’s future profitability were generally unpredictable. The Board expressed the view that the Adviser might realize economies of scale in managing the Fund as assets grow in size. The Board further determined that, based on the amount and structure of the Fund’s unitary fee, such economies of scale would be shared with Fund shareholders in the initial period of the Fund’s operations, although the Board intends to monitor fees as the Fund grows in size and assess whether fee breakpoints may be warranted.

Conclusion. No single factor was determinative of the Board’s decision to approve the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Advisory Agreement was in the best interests of the Fund and its shareholders.

Approval of the Sub-Advisory Agreement with the Sub-Adviser

Nature, Extent, and Quality of Services to be Provided. The Board considered the scope of services to be provided to the Fund under the Sub-Advisory Agreement, noting that Piton would provide investment management services to the Fund. The Board noted the responsibilities that Piton would have as Fund’s investment sub-adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of the Fund; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of the Fund’s shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with relevant law; responsibility for daily monitoring of portfolio exposures and quarterly reporting to the Board; proxy voting with respect to securities held by the Fund; and implementation of Board directives as they relate to the Fund.

In considering the nature, extent, and quality of the services to be provided by Piton, the Board considered reports of the Trust’s CCO with respect to the Adviser’s oversight of Piton’s compliance program, Piton’s experience providing investment management services to separately managed accounts, and its personnel’s experience with ETFs. Piton’s registration form (“Form ADV”) was provided to the Board, as was the response of Piton to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Fund.

ClearShares ETFs

APPROVAL OF ADVISORY AGREEMENTs & BOARD CONSIDERATIONs
(Unaudited) (Continued)

Historical Performance. The Board noted that the Fund had not yet commenced operations. Consequently, the Board determined that performance was not a relevant consideration with respect to the Fund.

Costs of Services to be Provided and Economies of Scale. The Board reviewed the advisory fee to be paid by the Adviser to Piton for its services to the Fund. The Board considered the fees to be paid to Piton would be paid by the Adviser from the fee the Adviser received from the Fund and noted that the fee reflected an arm’s-length negotiation between the Adviser and Piton. The Board further determined the fee reflected an appropriate allocation of the advisory fee paid to each adviser given the work performed by each firm. The Board also evaluated the compensation and benefits expected to be received by Piton from its relationship with the Fund, taking into account an analysis of Piton’s estimated profitability with respect to the Fund.

The Board expressed the view that it currently appeared that the Sub-Adviser might realize economies of scale in managing the Fund as assets grow in size. The Board determined that it would monitor fees as the Fund’s assets grow to determine whether economies of scale were being effectively shared with the Fund and its shareholders.

Conclusion. No single factor was determinative of the Board’s decision to approve the Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Sub-Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

ClearShares ETFs

Information About Portfolio Holdings
(Unaudited)

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov. Each Fund’s portfolio holdings are posted on their website at www.clear-shares.com daily.

Information About Proxy Voting
(Unaudited)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.clear-shares.com.

When available, information regarding how the Funds voted proxies relating to portfolio securities during the twelve months ending June 30 will be (1) available by calling toll-free at (800) 617-0004 and (2) the SEC’s website at www.sec.gov.

Frequency Distribution of Premiums and Discounts
(Unaudited)

Information regarding how often shares of the Funds trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) their daily net asset value (NAV) is available, without charge, on the Funds’ website at www.clear-shares.com.

Information About the Funds’ Trustees
(Unaudited)

The SAI includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling (800) 617-0004 or by accessing the SEC’s website at www.sec.gov or by accessing the Funds’ website at www.clear-shares.com.

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Adviser

ClearShares, LLC
420 Lexington Avenue, Suite 428
New York, NY 10170

Sub-Adviser (to PIFI only)

Piton Investment Management

420 Lexington Avenue, Suite 428

New York, NY 10170

Distributor

Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

Legal Counsel

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004-2541

ClearShares OCIO ETF

Symbol – OCIO
CUSIP – 26922A727

ClearShares Ultra-Short Maturity ETF

Symbol – OPER
CUSIP – 26922A453

ClearShares Piton Intermediate Fixed Income ETF

Symbol - PIFI
CUSIP — 26922A131

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the first fiscal half-year of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	2/5/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	2/5/2021

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	2/5/2021

*	Print the name and title of each signing officer under his or her signature.